UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Burney
Title:    Chief Financial Officer
Phone:    (610) 727-3702

Signature, Place and Date of Signing:


/s/ Scott A. Burney                 Berwyn, PA                  May 20, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    101

Form 13F Information Table Value Total:   $546,620,336

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number            Name
---         --------------------            ----

1           28-10707                        Fairfield Redstone Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
Item 1                              Item 2            Item 3      Item 4     Item 5              Item 6   Item 7     Item 8

                                                                  Market              SH/ Put/   Invtmt   Other   Voting Authority
Name of Issuer                      Title of Class    Cusip       Value      Shares   PRN Call   Dscrtn   Mangr        All
------------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMM CORP               COM NEW           205826209   20897310    401100  SH          Sole    None         All
LINCARE HOLDINGS INC                COM               532791100   10774428    243600  SH          Sole    None         All
INAMED CORP                         COM               453235103   10195492    145900  SH          Sole    None         All
RAYOVAC CORP                        COM               755081106    9480640    227900  SH          Sole    None         All
VIASAT INC                          COM               92552V100    9090816    486400  SH          Sole    None         All
NEW RIVER PHARMACEUTICALS INC       COM               648468205    8922450    349900  SH          Sole    None         All
DISNEY WALT CO                      COM DISNEY        254687106    8205288    285600  SH          Sole    None         All
MONSANTO CO NEW                     COM               61166W101    8004450    124100  SH          Sole    None         All
VALUECLICK INC                      COM               92046N102    7944768    748800  SH          Sole    None         All
WATSCO INC                          CL B              942622200    7620100    181000  SH          Sole    None         All
SUNOCO INC                          COM               86764P109    7608720     73500  SH          Sole    None         All
GOOGLE INC                          CL A              38259P508    7473114     41400  SH          Sole    None         All
SAFENET INC                         COM               78645R107    7365603    251300  SH          Sole    None         All
COMMUNITY HEALTH SYS INC            COM               203668108    7243825    207500  SH          Sole    None         All
ALAMOSA HOLDINGS INC                COM               011589108    6961155    596500  SH          Sole    None         All
ARMOR HOLDINGS INC                  COM               042260109    6898740    186000  SH          Sole    None         All
UBIQUITEL INC                       COM               903474302    6855440   1023200  SH          Sole    None         All
ORACLE CORP                         COM               68389X105    6726720    539000  SH          Sole    None         All
UTI WORLDWIDE INC                   ORD               G87210103    6701925     96500  SH          Sole    None         All
MOTOROLA INC                        COM               620076109    6507459    434700  SH          Sole    None         All
BROADCOM CORP                       CL A              111320107    6366976    212800  SH          Sole    None         All
L-3 COMMUNICATIONS HLDGS INC        COM               502424104    6242658     87900  SH          Sole    None         All
NETLOGIC MICROSYSTEMS INC           COM               64118B100    6183903    498300  SH          Sole    None         All
AKAMAI TECHNOLOGIES INC             COM               00971T101    5934726    466200  SH          Sole    None         All
ALTRIA GROUP INC                    COM               02209S103    5826249     89100  SH          Sole    None         All
GLOBAL PMTS INC                     COM               37940X102    5784753     89700  SH          Sole    None         All
ROYAL CARIBBEAN CRUISES LTD         COM               V7780T103    5782886    129400  SH          Sole    None         All
OPENWAVE SYSTEMS INC                COM NEW           683718308    5754899    472100  SH          Sole    None         All
ASML HOLDING NV                     NY SHS            N07059111    5634720    336000  SH          Sole    None         All
STERIS CORP                         COM               859152100    5602975    221900  SH          Sole    None         All
AFFILIATED COMPUTER SVCS            CL A              008190100    5520988    103700  SH          Sole    None         All
LIONS GATE ENTERTAINMENT CORP       COM NEW           535919203    5489640    496800  SH          Sole    None         All
WALTER INDS INC                     COM               93317Q105    5484695    128900  SH          Sole    None         All
OWENS-ILLINOIS INC                  COM NEW           690768403    5470464    217600  SH          Sole    None         All
ALASKA COMMUNICATIONS SYS GR        COM               01167P101    5388810    536200  SH          Sole    None         All
DPL INC                             COM               233293109    5385000    215400  SH          Sole    None         All
HEADWATERS INC                      COM               42210P102    5382480    164000  SH          Sole    None         All
INPHONIC INC                        COM               45772G105    5353926    235700  SH          Sole    None         All
ANGIOTECH PHARMACEUTICALS INC       COM               034918102    5352545    348700  SH          Sole    None         All
NATIONAL OILWELL VARCO INC          COM               637071101    5330945    114153  SH          Sole    None         All
MCDERMOTT INTL INC                  COM               580037109    5290935    279500  SH          Sole    None         All
DIGITAS INC                         COM               25388K104    5278260    522600  SH          Sole    None         All
ALLIANCE DATA SYSTEMS CORP          COM               018581108    5276240    130600  SH          Sole    None         All
CVS CORP                            COM               126650100    5256738     99900  SH          Sole    None         All
BJ SERVICES CO                      COM               055482103    5255444    101300  SH          Sole    None         All
AVID TECHNOLOGY INC                 COM               05367P100    5255052     97100  SH          Sole    None         All
HEIDRICK & STRUGGLES INTL INC       COM               422819102    5225017    142100  SH          Sole    None         All
PRESTIGE BRANDS HOLDINGS INC        COM               74112D101    5222635    295900  SH          Sole    None         All
WASHINGTON GROUP INTL INC           COM               938862208    5209842    115800  SH          Sole    None         All
NORDIC AMER TANKER SHIPPING         COM               G65773106    5200520    109600  SH          Sole    None         All
CAL-MAINE FOODS INC                 COM NEW           128030202    5199390    661500  SH          Sole    None         All
ACAMBIS PLC                         SPONSORED ADR     004286100    5163120    568000  SH          Sole    None         All
LIFELINE SYS INC                    COM               532192101    5148336    169800  SH          Sole    None         All
POLYCOM INC                         COM               73172K104    5146020    303600  SH          Sole    None         All
DIGITAL INSIGHT CORP                COM               25385P106    5120080    312200  SH          Sole    None         All
NAM TAI ELECTRONICS INC             COM PAR $0.02     629865205    5091240    191400  SH          Sole    None         All
SKYWORKS SOLUTIONS INC              COM               83088M102    5083810    800600  SH          Sole    None         All
DENBURY RES INC                     COM               247916208    5080166    144200  SH          Sole    None         All
SHANDA INTERACTIVE ENTMT LTD        SPONSORED ADR     81941Q203    5046009    166700  SH          Sole    None         All
TAKE TWO INTERACTIVE SOFTWARE INC   COM               874054109    5043900    129000  SH          Sole    None         All
TEKELEC                             COM               879101103    4994002    313300  SH          Sole    None         All
AUTOLIV INC                         COM               052800109    4974660    104400  SH          Sole    None         All
INTERGRAPH CORP                     COM               458683109    4938034    171400  SH          Sole    None         All
UNITEDGLOBALCOM INC                 CL A              913247508    4879468    515800  SH          Sole    None         All
ADVANCED MEDICAL OPTICS INC         COM               00763M108    4852140    134000  SH          Sole    None         All
RADIO ONE INC                       CL D NON VTG      75040P405    4780475    324100  SH          Sole    None         All
ALADDIN KNOWLEDGE SYS LTD           ORD               M0392N101    4780119    210300  SH          Sole    None         All
STANDARD PARKING CORP               COM               853790103    4755179    302300  SH          Sole    None         All
INLAND REAL ESTATE CORP             COM NEW           457461200    4752486    316200  SH          Sole    None         All
FLIR SYSTEMS INC                    COM               302445101    4699530    155100  SH          Sole    None         All
DADE BEHRING HOLDINGS INC           COM               23342J206    4684935     79500  SH          Sole    None         All
MASSEY ENERGY CORP                  COM               576206106    4624620    115500  SH          Sole    None         All
SAPIENT CORP                        COM               803062108    4608253    627400  SH          Sole    None         All
BOSTON PRIVATE FINL HKLGS IN        COM               101119105    4571875    192500  SH          Sole    None         All
PROVIDE COMM INC                    COM               74373W103    4516832    156400  SH          Sole    None         All
B & G FOODS INC NEW                 UNIT 99/99/9999   05508R205    4470000    300000  SH          Sole    None         All
INTERNET CAP GROUP INC              COM NEW           46059C205    4352400    620000  SH          Sole    None         All
CASH AMER INTL INC                  COM               14754D100    4278543    195100  SH          Sole    None         All
LYONDELL CHEMICAL CO                COM               552078107    4129368    147900  SH          Sole    None         All
ENCYSIVE PHARMACEUTICALS INC        COM               29256X107    4025658    393900  SH          Sole    None         All
EYETECH PHARMACEUTICALS INC         COM               302297106    3932500    143000  SH          Sole    None         All
FUELCELL ENERGY INC                 COM               35952H106    3832320    384000  SH          Sole    None         All
MERIDIAN RESOURCE CORP              COM               58977Q109    3664116    710100  SH          Sole    None         All
AUDIOCODES LTD                      ORD               M15342104    3630224    322400  SH          Sole    None         All
SRA INTL INC                        CL A              78464R105    3615000     60000  SH          Sole    None         All
MCCORMICK & SCHMICKS SEAFD R        COM               579793100    3589784    214700  SH          Sole    None         All
RYANAIR HOLDINGS PLC ADR            SPONSORED ADR     783513104    3514731     80300  SH          Sole    None         All
TOREADOR RES CORP                   COM               891050106    3455760    190400  SH          Sole    None         All
AMERICAN TOWER CORP                 CL A              029912201    3421771    187700  SH          Sole    None         All
IMPAX LABORATORIES INC              COM               45256B101    3416000    213500  SH          Sole    None         All
NDS GROUP PLC                       SPONSORED ADR     628891103    3243782     93400  SH          Sole    None         All
UNIVERSAL TRUCKLOAD SVCS INC        COM               91388P105    3226190    152900  SH          Sole    None         All
KERYX BIOPHARMACEUTICALS INC        COM               492515101    3087496    231100  SH          Sole    None         All
LUMINEX CORP DEL                    COM               55027E102    3029319    402300  SH          Sole    None         All
LIFE TIME FITNESS INC               COM               53217R207    3021760    112000  SH          Sole    None         All
FIRST MARBLEHEAD CORP               COM               320771108    2876500     50000  SH          Sole    None         All
AXESSTEL INC                        COM               05459T101    2752530    627000  SH          Sole    None         All
XENOGEN CORP                        COM               98410R108    2425800    466500  SH          Sole    None         All
SYNERON MEDICAL LTD                 ORD SHS           M87245102    2389500     75000  SH          Sole    None         All
AMPEX CORP                          COM               032092306    1916000     47900  SH          Sole    None         All
PHASE FORWARD INC                   COM               71721R406    1565241    239700  SH          Sole    None         All

04017.0003 #572799